CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 2,121,374	$ 1,989,167
Cost of sales	(1,926,697)	(1,810,128)
Gross profit	194,677	179,039
Selling, marketing, general and administrative expenses	(118,950)	(120,879)
Gain on disposal of business	73,950	0
Gain on asset sales	417	3,973
Impairment of goodwill	(36,684)	0
Impairment, Long-Lived Asset, Held-for-Use	1,277	0
Operating income	112,133	62,133
Other income, net	7,622	1,775
Interest income	3,079	2,309
Interest expense	(17,948)	(21,712)
Income from continuing operations before income taxes and equity earnings	104,886	44,505
Income tax expense	(34,401)	(10,994)
Equity method earnings	1,002	1,478
Income from continuing operations	71,487	34,989
Loss from discontinued operations, net of income taxes	(6,051)	(14,506)
Net income	65,436	20,483
Net loss (income) attributable to noncontrolling interests	4,707	(6,324)
Net income attributable to Dole plc	$ 70,143	$ 14,159
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.80	$ 0.30
Discontinued operations (in USD per share)	(0.06)	(0.15)
Net income per share attributable to Dole plc - basic (in USD per share)	0.74	0.15
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.80	0.30
Discontinued operations (in USD per share)	(0.06)	(0.15)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.74	$ 0.15
Weighted-average shares:
Basic (in shares)	94,929	94,899
Diluted (in shares)	95,229	95,024
Impairment of goodwill	$ 36,684	$ 0
Diversified Fresh Produce - Americas & ROW
Income Statement [Abstract]
Impairment of goodwill	(36,684)
Impairment of goodwill	$ 36,684